TOUCHSTONE FUNDS GROUP TRUST

Touchstone Credit Opportunities II Fund
(the “Fund”)

Supplement dated November 24, 2020 to the Prospectus, Summary Prospectus
and Statement of Additional Information each dated January 30, 2020, as supplemented

Notice of Fund Name Change

Effective on January 1, 2021, the Fund will be renamed the Touchstone Credit Opportunities Fund. In connection with the name change, all references to the Touchstone Credit Opportunities II Fund in the Fund's Prospectus, Summary Prospectus and Statement of Additional Information are replaced with Touchstone Credit Opportunities Fund.

There will be no changes to the investment strategies of the Fund and the current investment process of the Fund's sub-advisor will not change.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-FGT-TMARX-S3-2011